Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of defined benefit plans [line items]
Defined Benefit		€ 407		€ 303
Group cash flow in respect of pensions and similar benefits		629		515	€ 584
2024 Estimate
Disclosure of defined benefit plans [line items]
Group cash flow in respect of pensions and similar benefits	€ 405
Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		291		176	286
Defined Contribution		222		212	190
Company contributions to funded plans | United States
Disclosure of defined benefit plans [line items]
Defined Benefit | $			$ 110
Company contributions to funded plans | 2024 Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	70
Defined Contribution	225
Company contributions to funded plans | 2024 Estimate | The Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan	115
Company contributions to funded plans | 2024 Estimate | United Kingdom
Disclosure of defined benefit plans [line items]
Defined Benefit	0
Benefit paid by the Company in respect of unfunded plans
Disclosure of defined benefit plans [line items]
Defined Benefit		€ 116		€ 127	€ 108
Benefit paid by the Company in respect of unfunded plans | 2024 Estimate
Disclosure of defined benefit plans [line items]
Defined Benefit	€ 110